Note 4 - Accrued Expenses	12 Months Ended
Mar. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 4. Accrued Expenses

The following table shows Vision’s consolidated financial statement details as of March 31, 2014 and 2013:

	March 31,
	2014	2013
Interest payable—related party	$253	$70
Warranty reserve	230	280
Accrued accounts payable	108	63
Accrued other	96	75
Accrued accounting fees	90	100
Accrued legal fees	77	41
Sales tax payable	33	27
Accrued travel expenses	31	72
Accrued expenses	$918	$728